Condensed Unaudited Interim Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021
Revenue
Licensing (Note 3)	$ 0	$ 93,427	$ 0	$ 93,427
Other revenue	0	0	16,978	0
Total revenue	0	93,427	16,978	93,427
Cost of good sold
Cost of goods sold	0	0	0	0
Gross Margin	0	93,427	16,978	93,427
Expenses
Research and development	956,851	481,679	1,434,408	1,029,164
Selling, general and administrative	243,501	453,219	504,359	625,265
Depreciation (Note 4)	51,479	65,381	102,957	130,763
Total Expenses	1,251,831	1,000,279	2,041,724	1,785,192
Loss from operations	(1,251,831)	(906,852)	(2,024,746)	(1,691,765)
Net foreign exchange gain	(15,357)	(13,896)	(22,851)	(77,949)
Interest expense	(73,466)	(79,436)	(174,029)	(155,036)
Gain on disposal of assets	500,000	0	500,000	0
Net loss and comprehensive loss	$ (840,654)	$ (1,000,184)	$ (1,721,626)	$ (1,924,750)
Loss per common share, basic and diluted	$ (0.03)	$ (0.04)	$ (0.05)	$ (0.07)
Weighted average number of common shares outstanding, basic and diluted	33,092,665	27,771,392	33,092,665	25,747,239